Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Components of Share-based Compensation Expense

The components of share-based compensation expense are as follows:

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Simple warrants (a)	1,539	23,918	5,029
Performance warrants (a)	(42)	11,023	1,860
Stock options (b)	651	98	—
Restricted share units (c)	4,069	220	—
Deferred share units (c)	2,349	1,119	—
Shares issued for services	—	2,320	521
	8,566	38,698	7,410

Black-Scholes Option Pricing Model to Estimate the Fair Value of Units Granted

In determining the amount of share-based compensation, the Company used the Black-Scholes option pricing model to estimate the fair value of units granted during the year ended December 31, 2020, December 31, 2019 and ten months ended December 31, 2018 through application of the following assumptions:

	December 31, 2020	December 31, 2019	December 31, 2018
Risk-free interest rate	0.28% - 0.29%	1.41% - 1.88%	1.65% - 2.05%
Expected life of units (years)	10	2 - 10	0.5 – 14
Expected annualized volatility	143%	97% - 116%	80% - 106%
Expected dividend yield	Nil	Nil	Nil
Weighted average Black-Scholes value of each unit	$1.13 - $1.17	$0.67 - $23.55	$1.76 - $3.81

Summary of Changes in Simple and Performance Warrants

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2020:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2019	9,815,000	$4.01	5,798,822	$2.66
Forfeited	(6,390,400)	3.79	(4,126,822)	2.04
Balance at December 31, 2020	3,424,600	$4.41	1,672,000	$4.19

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2019:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2018	6,129,866	$1.80	7,094,822	$2.04
Granted	4,795,200	6.32	723,200	12.23
Forfeited	(733,866)	2.32	(366,400)	1.21
Exercised	(376,200)	0.85	(1,652,800)	0.63
Balance at December 31, 2019	9,815,000	$4.01	5,798,822	$2.66

Summarizes Outstanding Simple and Performance Warrants

The following table summarizes outstanding simple and performance warrants as at December 31, 2020:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	1,009,400	0.74	3.54	1,009,400	0.74	3.54
$1.25 - $1.88	400,000	1.56	3.59	400,000	1.56	3.59
$2.97 - $4.53	527,200	3.05	3.64	455,200	3.01	3.54
$6.25 - $9.38	1,318,400	6.33	5.18	275,200	6.61	5.10
$12.50 - $37.50	169,600	22.28	6.49	16,000	20.60	4.50
	3,424,600	$4.41	4.34	2,155,800	$2.27	3.76
Performance warrants
$0.63 - $0.94	498,667	0.70	n/a	370,667	0.72	n/a
$1.25 - $1.88	282,133	1.42	n/a	247,467	1.40	n/a
$2.97 - $4.53	624,000	3.13	n/a	397,333	3.10	n/a
$6.25 - $9.38	150,933	7.32	n/a	38,400	6.25	n/a
$12.50 - $37.50	116,267	27.52	n/a	—	—	n/a
	1,672,000	$4.19	n/a	1,053,867	$1.98	n/a

The following table summarizes outstanding simple and performance warrants as at December 31, 2019:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	4,019,000	0.68	5.62	3,635,000	0.68	5.62
$1.25 - $1.88	560,000	1.50	10.18	560,000	1.50	10.18
$2.97 - $4.53	1,232,000	3.18	5.62	848,000	3.10	5.11
$6.25 - $9.38	3,462,400	6.37	4.50	80,000	6.25	4.44
$12.50 - $37.50	541,600	18.08	7.87	9,600	21.88	9.05
	9,815,000	$4.01	5.61	5,132,600	$1.29	6.02
Performance warrants
$0.63 - $0.94	3,700,690	0.64	n/a	3,546,022	0.64	n/a
$1.25 - $1.88	646,933	1.52	n/a	381,334	1.48	n/a
$2.97 - $4.53	788,000	3.09	n/a	490,666	3.08	n/a
$6.25 - $9.38	362,933	6.97	n/a	38,400	6.25	n/a
$12.50 - $37.50	300,266	23.72	n/a	—	—	n/a
	5,798,822	$2.66	n/a	4,456,422	$1.02	n/a

Summary of Changes in Stock Options

The following table summarizes changes in stock options during the year ended December 31, 2020:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2019	623,850	$4.33
Granted	481,600	1.16
Forfeited	(384,850)	4.96
Balance at December 31, 2020	720,600	$1.82

The following table summarizes changes in the stock options during the year ended December 31, 2019:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2018	—	$—
Granted	623,850	4.33
Balance at December 31, 2019	623,850	$4.33

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options as at December 31, 2020:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$1.15	400,000	9.41	—	—
$1.19	81,600	9.49	81,600	9.49
$3.15	239,000	8.68	77,417	8.63
	720,600	9.18	159,017	9.07

The following table summarizes outstanding stock options as at December 31, 2019:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$3.15	373,850	9.21	22,500	4.97
$5.93	250,000	6.37	—	—
	623,850	7.97	22,500	4.97

Summary of Changes in RSUs and DSUs

The following table summarizes changes in RSUs and DSUs as at December 31, 2020:

	RSUs outstanding	DSUs outstanding
Balance at December 31, 2019	48,883	367,924
Granted	3,002,213	3,265,503
Forfeited	(43,813)	(310,164)
Exercised	(1,350,367)	—
Balance at December 31, 2020	1,656,916	3,323,263

The following table summarizes changes in RSUs and DSUs as at December 31, 2019:

	RSUs outstanding	DSUs outstanding
Balance at December 31, 2018	—	—
Granted	107,543	378,080
Forfeited	(700)	(7,617)
Settled	—	(2,539)
Exercised	(57,960)	—
Balance at December 31, 2019	48,883	367,924